Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
ColdQuanta Inc dba Infleqtion [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
depreciation expenses	$ 2.4	$ 2.5	$ 1.8	$ 2.0